Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	111 Months Ended	115 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000016090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Dynamic Brands Fund
Average Annual Return, Percent	(4.03%)		4.86%				11.09%
C000135444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Dynamic Brands Fund
C000016092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Dynamic Brands Fund
C000016036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Equity Armor Fund
Average Annual Return, Percent	7.11%		5.42%				4.28%
C000135443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Equity Armor Fund
C000016038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Equity Armor Fund
C000212570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Special Situations Income Fund
Average Annual Return, Percent	(0.06%)		3.22%				5.62%
C000212571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Special Situations Income Fund
C000212569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Special Situations Income Fund
C000078667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Strategic Allocation Fund
Average Annual Return, Percent	5.52%		7.48%				6.19%
C000169251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Strategic Allocation Fund
C000169252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Strategic Allocation Fund
C000047568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Premium Income Fund
Average Annual Return, Percent	(1.58%)		1.85%				3.94%
C000169250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Premium Income Fund
C000047570
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Premium Income Fund
C000216242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational/Pier 88 Convertible Securities Fund
Average Annual Return, Percent	(3.03%)		1.02%	5.42%
C000216243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational/Pier 88 Convertible Securities Fund
C000216241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational/Pier 88 Convertible Securities Fund
C000172993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Return Stacked Balanced Allocation & Systematic Macro Fund
Average Annual Return, Percent	(1.26%)		2.90%		2.60%
C000172994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Return Stacked Balanced Allocation & Systematic Macro Fund
C000172995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Return Stacked Balanced Allocation & Systematic Macro Fund
C000252107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational/RGN Hedged Equity
Average Annual Return, Percent	9.35%	9.60%
C000252105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational/RGN Hedged Equity
C000252106
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational/RGN Hedged Equity
Without Sales Load [Member] | C000016090
Average Annual Return [Line Items]
Average Annual Return, Percent	0.76%		5.89%				11.63%
Without Sales Load [Member] | C000135444
Average Annual Return [Line Items]
Average Annual Return, Percent	0.06%		5.16%				10.88%
Without Sales Load [Member] | C000016092
Average Annual Return [Line Items]
Average Annual Return, Percent	1.04%		6.18%				11.92%
Without Sales Load [Member] | C000016036
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%		6.46%				4.79%
Without Sales Load [Member] | C000135443
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%		5.73%				4.09%
Without Sales Load [Member] | C000016038
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%		6.75%				5.05%
Without Sales Load [Member] | C000212570
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%		4.23%				6.13%
Without Sales Load [Member] | C000212571
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%		3.45%				5.34%
Without Sales Load [Member] | C000212569
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%		4.48%				6.40%
Without Sales Load [Member] | C000078667
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%		8.54%				6.71%
Without Sales Load [Member] | C000169251
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%		7.78%			5.91%
Without Sales Load [Member] | C000169252
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%		8.82%			6.95%
Without Sales Load [Member] | C000047568
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%		2.85%				4.44%
Without Sales Load [Member] | C000169250
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%		2.06%			3.76%
Without Sales Load [Member] | C000047570
Average Annual Return [Line Items]
Average Annual Return, Percent	3.60%		3.09%				4.65%
Without Sales Load [Member] | C000216242
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%		2.01%	6.00%
Without Sales Load [Member] | C000216243
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%		1.25%	5.23%
Without Sales Load [Member] | C000216241
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%		2.33%	6.29%
Without Sales Load [Member] | C000172993
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%		4.13%		3.26%
Without Sales Load [Member] | C000172994
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%		3.36%		2.52%
Without Sales Load [Member] | C000172995
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%		4.40%				3.26%
Without Sales Load [Member] | C000252107
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%	13.92%
Without Sales Load [Member] | C000252105
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	13.13%
Without Sales Load [Member] | C000252106
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	14.21%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.87%		11.70%				12.28%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.87%		11.70%				12.28%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.87%		11.70%				12.28%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)				2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)				2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)				2.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			15.09%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			15.09%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			15.09%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)	1.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)	1.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)	1.94%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		15.17%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		15.17%
50% S&P 500 TR / 50% US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.14%		6.68%				8.21%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	16.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%				14.82%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.19%		12.96%				11.73%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.19%		12.96%				11.73%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.19%		12.96%				11.73%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	8.58%		0.15%				1.59%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	8.58%		0.15%				1.59%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	8.58%		0.15%				1.59%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	14.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	14.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	14.51%
50% S&P 500 TR / 50% US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.14%		6.68%		8.18%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%		(0.99%)		0.93%
SG Trend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%		6.97%		4.17%
50% S&P 500 TR / 50% US Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.14%		6.68%		8.18%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%		(0.99%)		0.93%
SG Trend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%		6.97%		4.17%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%				14.82%
SG Trend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%		6.97%				3.67%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%		(0.99%)				1.36%